Principles of consolidation	12 Months Ended
Dec. 31, 2020
Principles of consolidation
Principles of consolidation

4      Principles of consolidation

The consolidated financial statements comprise the financial statements of NEXA and its subsidiaries at December 31, 2020.

(a)      Subsidiaries

Subsidiaries include all entities over which the Company has control. The Company controls an entity when it (i) has the power over the entity; (ii) is exposed, or has the right, to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are deconsolidated from the date that control ceases.

Accounting policies of subsidiaries are usually consistent with the policies adopted by the Company. If there are differences, to ensure the standardization of the accounting policies, an adjustment is performed in the consolidation process.

Non-controlling interests in the equity and results of subsidiaries are shown separately in the consolidated balance sheet, income statement, statement of comprehensive (loss) income and statement of changes in shareholders’ equity.

A change in ownership interest of a subsidiary, without loss of control, is accounted for as an equity transaction.

If the Company loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity and any resultant gain or loss is recognized in profit or loss.  Any investment retained is recognized at fair value.

In general, there is a presumption that a majority of voting rights results in control. When the Company has less than a majority of the voting rights of an investee, it considers all relevant facts and circumstances to determine whether it has power over this investee. This may include contractual arrangements with the other vote holders in the investee; rights arising from other contractual arrangements and the Company’s voting rights and potential voting rights that will give it the practical ability to direct the relevant activities of the investee unilaterally.

Intercompany transactions, balances, and unrealized gains on transactions between companies in the consolidated group are eliminated in full on consolidation. Unrealized losses are also eliminated unless the transaction indicates impairment of the transferred asset.

(b)       Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held assets or incurred liabilities and revenues and expenses. These have been included in the consolidated financial statements under the appropriate headings.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

Transactions, balances and unrealized gains and losses between consolidated entities are eliminated.

The main entities included in the consolidated financial statements are:

	Percentage of shares		Company
	2020	2019	controls	Headquarter	Activities
Subsidiaries
L.D.O.S.P.E. Geração de Energia e Participações Ltda. - L.D.O.S.P.E."	100.00	100.00	Indirectly	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100.00	100.00	Indirectly	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100.00	100.00	Indirectly	Brazil	Energy
Mineração Dardanelos Ltda. - "Dardanelos"	100.00	100.00	Indirectly	Brazil	Mining projects
Nexa Recursos Minerais S.A. - "NEXA BR"	100.00	100.00	Directly	Brazil	Mining / Smelting
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Holding and others
Karmin Holding Ltda.	100.00	100.00	Indirectly	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100.00	100.00	Indirectly	Brazil	Holding and others
Votorantim Metals Canada Inc.	100.00	100.00	Indirectly	Canada	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Indirectly	Peru	Mining
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Directly	Peru	Smelting
Nexa Resources Perú S.A.A. - "NEXA Peru"	80.23	80.23	Indirectly	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"	66.62	66.62	Indirectly	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100.00	100.00	Indirectly	United Kingdom	Mining
Nexa Resources US. Inc.	100.00	100.00	Directly	United States	Trading
Joint-operation
Campos Novos Energia S.A. - "Enercan"	20.98	20.98		Brazil	Energy
Cia. Minera Shalipayco S.A.C	75.00	75.00		Peru	Mining projects
(i)

NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are owned by NEXA's controlling shareholder, VSA.

(c)        Transactions with non-controlling interests

Transactions with non-controlling interests that do not result in a loss of control are recognized within shareholders' equity as transactions with equity owners of the consolidated group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in Additional paid in capital within shareholders' equity.

(d)        Foreign currency translation

(i)         Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars ("USD"), which is NEXA’s functional currency and the Company's reporting currency.

(ii)        Transactions and balances

Foreign currency transactions are initially recorded by each entity in the Company at their respective functional currency spot rates at the date the transaction is recognized. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the functional currency spot rates at the end of each reporting period are recognized in the income statement. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(iii)       Consolidated entities

The results of operations and financial position of consolidated entities that have a functional currency different from the reporting currency of the Company are translated into the reporting currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•

Income and expenses for each income statement and statement of comprehensive income presented are translated at average exchange rates for the annual period of that income statement and statement of comprehensive income , which are a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; and

•	All resulting exchange differences are recognized in other comprehensive income and accumulated in a separate component of shareholders’ equity.